Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments
Schedule of financial instruments

	Carrying amount
	2022	2021

Financial assets:
Amortized cost
Cash and cash equivalents	3,751	8,274
Related parties - assets	301	517
Trade receivables and other receivables	1,314	1,589
Others assets	-	9
Fair value through profit or loss
Financial instruments – Fair value hedge	-	1
Financial instruments about lease – Fair value hedge	-	9
Suppliers’ financial instruments – Fair value hedge	-	15
Others assets	-	2
Fair value through other comprehensive income
Trade receivables - credit card companies and sales vouchers	109	95
Others assets	-	28
Financial liabilities:
Other financial liabilities - amortized cost
Related parties – liabilities	(358)	(467)
Trade payables	(3,123)	(10,078)
Financing for purchase of assets	(112)	(250)
Debentures and promissory notes	(2,679)	(4,613)
Borrowings and financing	(2,714)	(3,973)
Lease	(4,037)	(6,118)
Fair value through profit or loss
Borrowings and financing (Hedge accounting underlying)	(412)	(459)
Financial instruments – Fair Value Hedge – liabilities side	(58)	(7)
Financial instruments about lease – Fair value hedge – liabilities side		-
Suppliers financial instruments - Fair value hedge - liabilities side	-	(1)
Disco Group put option (*)	-	(701)
(*)	See note 18.3.

Schedule of capital structure

	2022	2021

Cash and cash equivalents	3,751	8,274
Trade receivables	417	832
Financial instruments – Fair value hedge	(58)	17
Borrowings, financing and debentures	(5,805)	(9,045)
Net financial debt	(1,695)	78
Shareholders’ equity	(13,733)	(16,380)

Net debt to equity ratio	12%	0,005%

Schedule of aging profile of financial liabilities

	Up to 1 Year	1 – 5 years	More than 5 years	Total
Borrowings and financing	1,476	6,426	278	8,180
Lease liabilities	912	2,999	3,164	7,075
Trade payables	3,123			3,123
Total	5,511	9,425	3,442	18,378

Schedule of derivative transactions

		Notional value		Fair value
		2022	2021	2022	2021
Fair value hedge
Hedge object (debt)		469	469	412	459

Long position (buy)
Prefixed rate	TR + 9.80% per year	22	22	9	11
US$ + fixed	USD + 2.12% per year	447	447	403	448
		469	469	412	459
Short position (sell)
	CDI + 1.67% per year	(469)	(469)	(470)	(465)

Hedge position - asset				-	1
Hedge position - liability		-	-	(58)	(7)
Net hedge position		-	-	(58)	(6)

Schedule of other financial instruments

Transactions	Risk (CDI variation)	Balance at 2022	Scenario I	Scenario II	Scenario III

Fair value hedge (fixed rate)	CDI-0.12% per year	(8)	(1)	(1)	(1)
Fair value hedge (exchange rate)	CDI+1.70% per year	(462)	(57)	(62)	(52)
Debentures and promissory notes	CDI+1.71% per year	(2,711)	(404)	(439)	(368)
Bank loans	CDI+1.88% per year	(2,721)	(333)	(362)	(303)
Total borrowings and financing exposure		(5,902)	(795)	(864)	(724)

Cash and cash equivalents (*)	101.38% of CDI	3,573	486	534	438
Net exposure		(2,329)	(309)	(330)	(286)

(*)	Weighted average

Schedule of fair value hierarchy of financial assets and liabilities

	Carrying amount	Fair value
	12.31.2022	12.31.2022	Level
Financial assets and liabilities
Trade receivables with credit card companies and sales vouchers	109	109	2
Cross-currency interest rate swap	(58)	(58)	2
Borrowings and financing (FVPL)	(412)	(412)	2
Borrowings and financing and debentures (amortized cost)	(5,393)	(5,268)	2

Total	(5,754)	(5,629)

Schedule of consolidated position of outstanding derivative transactions

Risk	Notional (millions)	Due date	2022	2021

Debt
USD – BRL	US$ 50	2023	(35)	(7)
USD – BRL	US$ 30	2024	(23)	-
Interest rate – BRL	R$ 21	2026	-	1
Derivatives – Fair value hedge			(58)	(6)